Subsidiaries	12 Months Ended
Dec. 31, 2019
Subsidiaries [Abstract]
Subsidiaries

Note 8 – Subsidiaries

Presented hereunder is a list of the Group’s subsidiaries:

	Principal location of the	The Group’s ownership interest in the subsidiary for the year ended December 31
	company’s	2018	2019
Name of company	activity	%	%
Nano Dimension Technologies Ltd.	Israel	100%	100%
Nano Dimension IP Ltd. (*)	Israel	100%	100%
Nano Dimension USA Inc.	USA	100%	100%
Nano Dimension (HK) Limited (*)	Asia-Pacific	100%	100%

(*)	Nano Dimension IP Ltd. and Nano Dimension (HK) Limited were incorporated by the Company in 2018. Nano Dimension IP Ltd. had no material activity during 2019.